Cover	Feb. 06, 2024
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Feb. 06, 2024
Entity File Number	001-41619
Entity Registrant Name	Mars Acquisition Corp.
Entity Central Index Key	0001892922
Entity Tax Identification Number	00-0000000
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	Americas Tower
Entity Address, Address Line Two	1177 Avenue of The Americas
Entity Address, Address Line Three	Suite 5100
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10036
City Area Code	866
Local Phone Number	667-6277
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units Each Consisting Of One Ordinary Share Par Value 0. 000125 And One Right Entitling Holder To Receive 210 Of Ordinary Share [Member]
Document Information [Line Items]
Title of 12(b) Security	Units, each consisting of one ordinary share, par value $0.000125, and one right entitling the holder to receive 2/10 of an ordinary share
Trading Symbol	MARXU
Security Exchange Name	NASDAQ
Ordinary Shares 0. 000125 Par Value [Member]
Document Information [Line Items]
Title of 12(b) Security	Ordinary Shares, $0.000125 par value
Trading Symbol	MARX
Security Exchange Name	NASDAQ
Rights To Receive Twotenths 210 Of One Ordinary Share [Member]
Document Information [Line Items]
Title of 12(b) Security	Rights to receive two-tenths (2/10) of one ordinary share
Trading Symbol	MARXR
Security Exchange Name	NASDAQ